Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current expense:
Current expense	$ 2,693	$ 23,415	$ 30,487
Deferred expense (benefit):
Deferred expense (benefit)	27,384	17,877	(5,633)
Total income tax expense	$ 30,077	$ 41,292	$ 24,854
Reconciliation of the federal income tax rate to the Company's effective income tax rate
Federal income tax rate (as a percent):	35.00%	35.00%	35.00%
Reconciling items:
Dividends received deduction (as a percent)	(2.50%)	(1.70%)	(2.20%)
Tax exempt interest (as a percent)	(0.30%)	(0.20%)	(0.20%)
Permanent nondeductible expenses (as a percent)	0.30%	0.30%	0.60%
Change in liability for prior years' taxes (as a percent)	0.20%	(2.10%)	0.10%
Change in valuation allowance (as a percent)	0.00%	0.00%	(10.10%)
Other (as a percent)	(0.30%)	0.30%	0.70%
Effective income tax rate (as a percent)	32.40%	31.60%	23.90%